ACCOUNTS RECEIVABLE, NET - Schedule (Details) - BRL (R$) R$ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020
CUSTOMERS RECEIVABLE, NET
Current	R$ 5,252,773	R$ 5,094,976
Non-current	495,433	993,080
PCLD	(2,542,341)	(1,668,710)	R$ (2,700,212)	R$ (2,635,209)
Total Customers	5,748,206	6,088,056
Power Supply
CUSTOMERS RECEIVABLE, NET
Current	3,029,194	2,793,981
Non-current	1,820,022	1,834,667
Short Term Electric Power - CCEE
CUSTOMERS RECEIVABLE, NET
Current	565,248	299,162
Non-current	293,560	293,560
Use of the Electric Grid
CUSTOMERS RECEIVABLE, NET
Current	924,300	860,986
Non-current	4,348	4,348
Connection/Availability For Transmission System
CUSTOMERS RECEIVABLE, NET
Current	497,137	511,372
PROINFA
CUSTOMERS RECEIVABLE, NET
Current	534,349	524,939
Renegotiated credits, current
CUSTOMERS RECEIVABLE, NET
Current	622,389	633,751
Amazonas Energia
CUSTOMERS RECEIVABLE, NET
PCLD	(929,640)	(886,257)
Gross value | Accounts due
CUSTOMERS RECEIVABLE, NET
Current	4,458,572
Total Customers	4,458,572
Gross value | Accounts due | Power Supply
CUSTOMERS RECEIVABLE, NET
Current	2,297,635
Gross value | Accounts due | Short Term Electric Power - CCEE
CUSTOMERS RECEIVABLE, NET
Current	441,183
Gross value | Accounts due | Use of the Electric Grid
CUSTOMERS RECEIVABLE, NET
Current	783,772
Gross value | Accounts due | Connection/Availability For Transmission System
CUSTOMERS RECEIVABLE, NET
Current	360,003
Gross value | Accounts due | PROINFA
CUSTOMERS RECEIVABLE, NET
Current	534,349
Gross value | Accounts due | Renegotiated credits, current
CUSTOMERS RECEIVABLE, NET
Current	522,445
Gross value | Overdue up to 90 days
CUSTOMERS RECEIVABLE, NET
Current	579,783
Total Customers	579,783
Gross value | Overdue up to 90 days | Power Supply
CUSTOMERS RECEIVABLE, NET
Current	407,475
Gross value | Overdue up to 90 days | Short Term Electric Power - CCEE
CUSTOMERS RECEIVABLE, NET
Current	152,115
Gross value | Overdue up to 90 days | Use of the Electric Grid
CUSTOMERS RECEIVABLE, NET
Current	78,602
Gross value | Overdue up to 90 days | Connection/Availability For Transmission System
CUSTOMERS RECEIVABLE, NET
Current	15,637
Gross value | Overdue up to 90 days | Renegotiated credits, current
CUSTOMERS RECEIVABLE, NET
Current	91,860
Gross value | Overdue up to 90+ days
CUSTOMERS RECEIVABLE, NET
Current	214,418
Total Customers	214,418
Gross value | Overdue up to 90+ days | Power Supply
CUSTOMERS RECEIVABLE, NET
Current	301,040
Non-current	9,548
Gross value | Overdue up to 90+ days | Short Term Electric Power - CCEE
CUSTOMERS RECEIVABLE, NET
Current	1,950
Non-current	293,560
Gross value | Overdue up to 90+ days | Use of the Electric Grid
CUSTOMERS RECEIVABLE, NET
Current	61,926
Non-current	4,348
Gross value | Overdue up to 90+ days | Connection/Availability For Transmission System
CUSTOMERS RECEIVABLE, NET
Current	121,467
Gross value | Overdue up to 90+ days | Renegotiated credits, current
CUSTOMERS RECEIVABLE, NET
Current	8,084
Gross value | Renegotiated Credits
CUSTOMERS RECEIVABLE, NET
Non-current	495,433
Total Customers	495,433
Gross value | Renegotiated Credits | Power Supply
CUSTOMERS RECEIVABLE, NET
Current	23,044
Non-current	1,810,474
Customers, current
CUSTOMERS RECEIVABLE, NET
PCLD	(919,844)	(529,215)
Customers, current | Gross value | Accounts due
CUSTOMERS RECEIVABLE, NET
PCLD	(450,845)
Customers, current | Gross value | Overdue up to 90 days
CUSTOMERS RECEIVABLE, NET
PCLD	(165,906)
Customers, current | Gross value | Overdue up to 90+ days
CUSTOMERS RECEIVABLE, NET
PCLD	(280,049)
Customers, current | Gross value | Renegotiated Credits
CUSTOMERS RECEIVABLE, NET
PCLD	(23,044)
Customers, non-current
CUSTOMERS RECEIVABLE, NET
Non-current	1,622,497	R$ 1,139,495
Customers, non-current | Gross value | Overdue up to 90+ days
CUSTOMERS RECEIVABLE, NET
Non-current	307,456
Customers, non-current | Gross value | Renegotiated Credits
CUSTOMERS RECEIVABLE, NET
Non-current	R$ 1,315,041